EARNINGS PER SHARE (Schedule of reconciliation for calculation of basic and diluted earnings per share) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Earnings Per Share [Abstract]
Net loss from continuing operations after income taxes	$ (51,439)	$ (3,756,729)	$ (3,223,468)
Net loss from discontinued operations after income taxes	(22,965)	(212,813)	(81,817)
Net loss	$ (74,404)	$ (3,969,542)	$ (3,305,285)
Weighted average number of common shares outstanding	120,047,814	119,794,951	120,047,814
Dilutive effect of warrants and stock options outstanding	2,833,093	793,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	120,588,044	122,880,907
Basic loss per share, continuing operations	$ (0)	$ (0.03)	$ (0.03)
Diluted loss per share, continuing operations	(0)	(0.03)	(0.03)
Basic loss per share, discontinued operations	(0)	(0)	(0)
Diluted loss per share, discontinued operations	(0)	(0)	(0)
Basic loss per share	(0)	(0.03)	(0.03)
Diluted loss per share	$ (0)	$ (0.03)	$ (0.03)